Average Annual Total Returns	12 Months Ended	14 Months Ended	15 Months Ended	16 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500® Total Return Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	25.02% [1]	36.22% [2]	25.94% [3]	25.37% [1]
Defiance Nasdaq 100 Weekly Distribution ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent	8.12%			12.44%
Performance Inception Date				Sep. 13, 2023
Defiance Nasdaq 100 Weekly Distribution ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	4.11%			3.98%
Defiance Nasdaq 100 Weekly Distribution ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	5.91%			6.39%
Defiance S&P 500 Weekly Distribution ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent	10.17%		12.53%
Performance Inception Date			Sep. 18, 2023
Defiance S&P 500 Weekly Distribution ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	7.69%		5.95%
Defiance S&P 500 Weekly Distribution ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	7.18%		7.18%
Defiance R2000 Weekly Distribution ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent	6.43%	14.75%
Performance Inception Date		Oct. 30, 2023
Defiance R2000 Weekly Distribution ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	3.98%	11.91%
Defiance R2000 Weekly Distribution ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	4.30%	10.31%

[1]	The S&P 500® Total Return Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested.
[2]	The S&P 500® Total Return Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested.
[3]	The S&P 500® Total Return Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested.